Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

April 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF

(the Funds) each a series of Schwab Strategic Trust (the Registrant)
(File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated March 11, 2019 to the Funds’ prospectuses, dated December 14, 2018, as supplemented March 11, 2019. The purpose of this filing is to submit, in XBRL, the 497 dated March 11, 2019.

Any questions or comments on this filing should be directed to the undersigned at (720) 418-2441.

Respectfully,

/s/ Robin Nesbitt
Robin Nesbitt
Director and Corporate Counsel